Contingent liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities
38. Contingent liabilities

Significant accounting judgements and estimates
Contingencies can be either possible assets or possible liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly within the control of the Group occur or fail to occur or for contingent liabilities where a present obligation arising from a past event exists but is not recognised because either it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be determined with sufficient reliability.
The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.

Notice from Appian Capital to commence legal proceedings
On 26 October 2021, Sibanye-Stillwater entered into share purchase agreements to acquire the Santa Rita nickel mine and Serrote copper mine (the Atlantic Nickel SPA and the MVV SPA, respectively) from affiliates of Appian Capital Advisory LLP (Appian). Subsequent to signing the agreements, Appian informed Sibanye-Stillwater that a geotechnical event occurred at the Santa Rita open pit operation. After becoming aware of the geotechnical event, Sibanye-Stillwater assessed the event and its effect and concluded that the event was and was reasonably expected to be material and adverse to the business, financial condition, results of operations, the properties, assets, liabilities or operations of Santa Rita. Accordingly, pursuant to the terms of the Atlantic Nickel SPA, on 24 January 2022, Sibanye-Stillwater gave notice of termination of the Atlantic Nickel SPA. As the MVV SPA was conditional on the closing of the Atlantic Nickel SPA, which had become impossible to satisfy, on the same date Sibanye-Stillwater also gave notice of termination of the MVV SPA.
On 27 May 2022, Appian initiated legal proceedings before the High Court of England and Wales against Sibanye-Stillwater. On 3 August 2022, the Group filed its defence. Sibanye-Stillwater’s view is that the Atlantic Nickel SPA and the MVV SPA were rightfully terminated and the Group is confident that the claim will be defended successfully. The trial is set to begin in June 2024, with the key pre-trial steps taking place over the remainder of 2023. The proceedings are in early stages and additional information and estimates of potential outcomes are unavailable.